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                                      ICAP

                             Family of Mutual Funds

                                  Semi-Annual
                                     Report

                                        June 30, 1998


                                        Discretionary
                                        Equity
                                        Portfolio
                                        Equity
                                        Portfolio
                                        Select
                                        Equity
                                        Portfolio
                                        Euro Select
                                        Equity
                                        Portfolio


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                                      ICAP

                               Table of Contents
                                                             page
Letter to Shareholders                                        1

Investment Highlights
  Discretionary Equity Portfolio                              5
  Equity Portfolio                                            6
  Select Equity Portfolio                                     7
  Euro Select Equity Portfolio                                8

Schedules of Investments
  Discretionary Equity Portfolio                              9
  Equity Portfolio                                           13
  Select Equity Portfolio                                    17
  Euro Select Equity Portfolio                               19

Statements of Assets and Liabilities                         22

Statements of Operations                                     23

Statements of Changes in Net Assets
  Discretionary Equity Portfolio                             24
  Equity Portfolio                                           25
  Select Equity Portfolio                                    26
  Euro Select Equity Portfolio                               27

Financial Highlights
  Discretionary Equity Portfolio                             28
  Equity Portfolio                                           29
  Select Equity Portfolio                                    30
  Euro Select Equity Portfolio                               31

Notes to Financial Statements                                32

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                                      ICAP

                                   July 1998


                               Dear Shareholder:

Once again, the economy and the financial markets defied the consensus. The conventional wisdom was that the Asian crisis would result in a slow first half, beset by profit warnings which would impede the stock market, followed by a stabilization in Asia in the second half which would allow economic growth and stock prices to rebound. Our own concern was whether the Fed would have to tighten in the second half of the year as the moderating influence of Asia on strong U.S. growth diminished. This scenario did not unfold. Rather, stimulated by lower interest rates, strong employment and a significant drop in energy prices, domestic consumption - houses, cars and general merchandise - was very strong, especially for this late in the cycle. Outside the U.S., Europe, which has been moribund through much of the 1990's, began to stir. Asia, in fact, did slump, ranging from sharp drops in the ASEAN countries to Japan's first two-quarter downturn since 1954. However, initially, exports from Asia were less than feared, probably as a result of a lack of access to capital, although our exports to the area have shrunk considerably. Despite weakness in earnings for commodity producers, technology companies and other multinationals, the U.S. stock market responded to lower interest rates, strong liquidity, and record merger and acquisition activity by adding another 18% to its multi-year gains.

Unfortunately, given the lethargy in Japan and the reduction of growth in China, it is unlikely that there will be a quick, or easy, resolution to that region's woes anytime soon. Given the ease with which a strong U.S. economy pulled Mexico out of the ditch in 1994, we feel that many investors are too complacent about the impact of Asia on the U.S. The good news is that the deflationary drag from that region should keep the Fed on hold, and the dollar strong, for some time. Those U.S. (and European) companies with improving fortunes will see exaggerated stock market gains as global liquidity flows seek more certain returns. On the other hand, the basic problem in Asia is that massive amounts of capital (primarily borrowed) were put into productive assets without a rigorous analysis of potential returns. Non-Asian competitors in such industries are now faced with the prospect of poor pricing conditions for a prolonged period as enterprises are run for cash. Ironically, as trade finance (supported by the West) improves, conditions for commodity producers could get worse. Moreover, Western companies which dreamed of huge new markets for branded consumer goods as a new Asian middle class was spawned will likely be disappointed.

Over one-half of Asia's trade is internal. With Japan not eager to buy, ASEAN countries will continue to target the U.S. But even if export units surge, dollar revenues are unlikely to grow significantly. This compounds the problem of repaying debt. Moreover, much of China's exports are also intra-region, and reduced strength within the area will put pressure on that country's internal employment problem. While we feel that these problems will eventually be solved without a world financial crisis, the downside risks can be summed up in the following graphs.


(GRAPHS)


Source: FactSet Research Systems Inc.

Here you can see what were, until recently, viewed as the great future markets for both goods and securities - China, Russia, India and Brazil. All markets have been hit hard. These countries represent huge populations, and are surrogates for whole continents. On the flip side, the U.S. stock market is now characterized by high valuations, but given the lack of alternatives, the low level of interest rates and the strength of the dollar, that is understandable, if not totally justifiable. But what is not justifiable, and makes us queasy, is the degree of speculation that has entered the U.S. market. Look at the graph of Yahoo!




                                    (GRAPH)


                     Source: FactSet Research Systems Inc.

An interesting concept yes, but $9 billion of market cap for $100mm+ of revenues
- no way. The market says that nouveau advertiser Yahoo! is worth more than the New York Times - we doubt it. Unfortunately, Yahoo! is not an isolated example of overvaluation within the U.S. market. The top tier S&P stocks by market cap continue to dominate the performance of the index. In fact, the spread between the top 100 and the bottom 400 has never been wider. By virtue of not owning five stocks - Microsoft, GE, Coke, Lucent Technologies and Wal-Mart (up 57% on average for the first half) - one would have missed out on over four percentage points of the 18% move of all 500 stocks in the S&P. In fact, the capitalization of the Internet stocks themselves is approaching the values of the entire stock market of the former wunderkinds - Thailand, Malaysia and Indonesia. This is a condition that is unlikely to persist.

So where does ICAP stand? We coped well with the vicissitudes of the first half. Performance for the ICAP Funds ranged from respectable to outstanding:

                                                     YTD
    Portfolio                                   Total Return
    ----------                                  ------------
ICAP Discretionary Equity Portfolio                 15.2%
ICAP Equity Portfolio                               15.9%
ICAP Select Equity Portfolio                        17.0%
ICAP Euro Select Equity Portfolio                   33.7%
Morningstar Large Value - Top Quartile<F1>          12.4%

In particular, these figures compare favorably with the Funds in the top quartile of the Morningstar Large Value category.

Our view of the future is that:

1)The U.S. economy will slow in the second half as a result of high inventories, weaker exports and a downturn in capital goods;
2)Corporate profits will be up modestly, and less than expected;
3)The Fed will not tighten as a result of Asia and the fragile state of other dollar linked economies (Russia, etc.);
4)The merger and acquisition boom will continue, but the trend toward stock deals at small premiums will diminish the benefit to the overall market.

In this environment we would expect modest gains for the U.S. averages in the second half. Europe, given its ramp-up to the EMU and earlier position in the business cycle, could see larger returns. Our emphasis will remain on individual stock selection.

As you will recall from previous letters, ICAP is focused on investing in corporate restructurings both in the U.S. and in Europe. We feel that our risk in this approach is less, but our upside is equal to, or greater than, that of the market. Companies that have in the past performed poorly, but which have attractive assets, and a more incentivized new (or old) management, possess a superior risk/reward profile. The following is a list of companies, some or all of which were held by the Discretionary Equity, Equity or Select Equity Portfolios on June 30, 1998. Listed are major corporate actions, and whether the company has embarked on a major streamlining or share repurchase. Several companies are active on all fronts. The payoff from these deeds helped us deliver solid results in the first half, but we feel that not all of the good news is reflected in the stocks - there are more restructuring developments likely to occur in these companies and others.

* Top Quartile Lowest Return

                    Restructuring Actions Taken Year-to-Date
--------------------------------------------------------------------------------
                                                               Cost     Share
Company              Corporate Action                        Cutting  Repurchase
--------------------------------------------------------------------------------
BF Goodrich          1)Elimination of money-losing business
                       from Maintenance & Repair Operations     X
                     2)Integration of Freedom Chemical
                       into existing infrastructure
--------------------------------------------------------------------------------
Canadian Pacific     1)Sale of unprofitable lines at CP Rail    X         X
                     2) Integration of several acquisitions
                       in shipping business
                     3)Creation of Legacy REIT for city-center
                       hotel properties
--------------------------------------------------------------------------------
Case                 1)Sold German plant and moved
                       operations to the UK                     X
--------------------------------------------------------------------------------
Cigna                1)Separation of environmental &
                       asbestos liability exposure
                       from the rest of their
                       Property/Casualty operations                       X
--------------------------------------------------------------------------------
Citicorp             1)Merger with Travelers                    X         X
                     2)Standardized global infrastructure
--------------------------------------------------------------------------------
Consolidated Stores  1)MacFrugal's acquisition                  X
--------------------------------------------------------------------------------
Dun & Bradstreet     1)Divestiture of R.H. Donnelley                      X
--------------------------------------------------------------------------------
Fort James           1)Integration of Fort Howard
                       and James River operations               X
--------------------------------------------------------------------------------
General Motors       1)Sold Hughes defense operations                     X
                     2)Combined Delphi/Delco and
                       announced partial IPO
--------------------------------------------------------------------------------
Hasbro               1)Acquisition of Tiger Electronics         X         X
--------------------------------------------------------------------------------
Hoechst              1)Announced sale of Trevira
                       polyester operation                      X
                     2)Announced spin-out of Celanese
--------------------------------------------------------------------------------
Host Marriott        1)Announced conversion to a REIT
                     2)Announced Blackstone
                       properties acquisition
                     3)Announced spin-off of senior
                       living center
--------------------------------------------------------------------------------
NationsBank          1)Finalizing integration of
                       Boatmen's acquisition                    X
                     2)Barnett integration planning
                       completed, to be implemented
                       by October
                     3)Merger with BankAmerica
--------------------------------------------------------------------------------
News Corporation     1)TV Guide sold                                      X
                     2)Announced IPO of 20% of Fox Group
--------------------------------------------------------------------------------
Philips Electronics  1)Sale of Polygram                                   X
                     2)Divestiture of Car Radio operations             (likely)
--------------------------------------------------------------------------------
Raytheon             1)Integration of Texas Instruments/
                       GMH defense acquisitions                 X
                     2)Sold non-core Amana appliance division
--------------------------------------------------------------------------------
Reynolds Metals      1)Sold $900 million of low
                       return businesses                                  X
                     2)Announced sale of can operations
                       for $750 million
--------------------------------------------------------------------------------
Seagram Co.          1)Announced Polygram purchase
                     2)Tropicana sale announced
--------------------------------------------------------------------------------
Tenet Healthcare     1)Renegotiated contracts to
                       lower supply costs                       X
                     2)Sold non-core Vencor assets
--------------------------------------------------------------------------------
USA Waste            1)Acquisition of Waste Management          X
--------------------------------------------------------------------------------

Thank you for your continuing support of the ICAP Funds.

Very truly yours,

/s/Robert H. Lyon

Robert H. Lyon
President

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                                      ICAP

                             Investment Highlights

                      ICAP Discretionary Equity Portfolio

                                  Total Return

----------------------------
Portfolio Total Return
FOR THE PERIOD ENDED 6/30/98
----------------------------
ONE YEAR               22.7%

AVERAGE ANNUAL
SINCE COMMENCEMENT     30.2%
(12/31/94)
----------------------------

             ICAP Discretionary          S&P 500
              Equity Portfolio         Stock Index
             ------------------        ------------
12/31/94          10,000.00             10,000.00
 3/31/95          10,881.24             10,973.66
 6/30/95          12,234.49             12,021.28
 9/30/95          13,189.80             12,976.51
12/31/95          13,521.18             13,757.79
 3/31/96          14,595.05             14,496.25
 6/30/96          14,827.67             15,146.78
 9/30/96          15,334.90             15,614.91
12/31/96          16,975.94             16,916.57
 3/31/97          17,649.50             17,370.11
 6/30/97          20,497.94             20,402.57
 9/30/97          22,273.14             21,930.89
12/31/97          21,831.30             22,560.49
 3/31/98          24,325.02             25,707.41
 6/30/98          25,156.04             26,556.28


This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. A direct investment in the S&P 500 Stock Index is not possible.

                                Sector Breakdown

                        ICAP Discretionary        S&P 500
                         Equity Portfolio       Stock Index
                        ------------------      -----------
Basic Industries                 7%                  4%
Capital Equipment -
Technology                      15%                  9%
Capital Spending                 8%                  8%
Consumer Durables                3%                  3%
Consumer Services               12%                  5%
Consumer Staples                10%                 11%
Energy                           6%                  8%
Financial                       15%                 18%
Healthcare                      16%                 12%
Retail                           4%                  6%
Transportation                   8%                  1%
Utilities                        2%                  9%

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                                      ICAP

                             Investment Highlights

                             ICAP Equity Portfolio
                                  Total Return

----------------------------
Portfolio Total Return
FOR THE PERIOD ENDED 6/30/98
----------------------------
ONE YEAR               22.9%

AVERAGE ANNUAL
SINCE COMMENCEMENT     31.8%
(12/31/94)
----------------------------

            ICAP Equity Portfolio  S&P 500 Stock Index

12/31/94          10,000.00            10,000.00
3/31/95           10,924.64            10,973.66
6/30/95           12,385.10            12,021.28
9/30/95           13,472.79            12,976.51
12/31/95          13,885.34            13,757.79
3/31/96           15,046.74            14,496.25
6/30/96           15,246.14            15,146.78
9/30/96           15,778.47            15,614.91
12/31/96          17,531.43            16,916.57
3/31/97           18,201.28            17,370.11
6/30/97           21,337.53            20,402.57
9/30/97           23,172.82            21,930.89
12/31/97          22,630.38            22,560.49
3/31/98           25,359.03            25,707.41
6/30/98           26,232.69            26,556.28

This chart assumes an initial gross investment of $10,000 made on 12/31/94. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. A direct investment in the S&P 500 Stock Index is not possible.

                                Sector Breakdown

                              ICAP Equity Portfolio         S&P 500 Stock Index

Basic Industries                        7                            4
Capital Equipment -
 Technology                             9                           15
Capital Spending                        8                            8
Consumer Durables                       3                            3
Consumer Services                      12                            5
Consumer Staples                       10                           11
Energy                                  6                            8
Financial                              15                           18
Healthcare                             16                           12
Retail                                  4                            6
Transportation                          8                            1
Utilities                               2                            9

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                                      ICAP

                             Investment Highlights

                          ICAP Select Equity Portfolio
                                  Total Return

----------------------------
Portfolio Total Return
FOR THE PERIOD ENDED 6/30/98
----------------------------
SINCE COMMENCEMENT
(12/31/97)             17.0%
----------------------------


                    ICAP Select Equity Portfolio         S&P 500 Stock Index
12/31/97                     10,000.00                        10,000.00
3/31/98                      11,365.67                        11,394.88
6/30/98                      11,698.05                        11,771.15

This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers and reimbursements, total return would be reduced.

The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks. A direct investment in the S&P 500 Stock Index is not possible.

                                Sector Breakdown

                          ICAP Select Equity Portfolio      S&P 500 Stock Index
Basic Industries                        9                            4
Capital Equipment -
Technology                              5                           15
Capital Spending                        0                            8
Consumer Durables                       8                            3
Consumer Services                      26                            5
Consumer Staples                        9                           11
Energy                                  0                            8
Financial                              14                           18
Healthcare                              9                           12
Retail                                  4                            6
Transportation                         16                            1
Utilities                               0                            9

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                                      ICAP

                             Investment Highlights

                       ICAP Euro Select Equity Portfolio
                                  Total Return

                                Sector Breakdown

----------------------------
Portfolio Total Return
FOR THE PERIOD ENDED 6/30/98
----------------------------
SINCE COMMENCEMENT
(12/31/97)             33.7%
----------------------------

                    ICAP Euro                        Morgan Stanley
             Select Equity Portfolio       Capital International Europe Index
12/31/97           10,000.000                          10,000.00
3/31/98             12,119.80                          12,030.49
6/30/98             13,368.22                          12,649.39

This chart assumes an initial gross investment of $10,000 made on 12/31/97. Returns shown include the reinvestment of all dividends. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers and reimbursements, total return would be reduced.

The Morgan Stanley Capital International Europe Index is the aggregate of 15 individual European country indices. A direct investment in the Morgan Stanley Capital International Europe Index is not possible.


                             ICAP Euro                Morgan Stanley Capital
                      Select Equity Portfolio       International Europe Index

Basic Industries              6                             6
Capital Equipment -
Technology                    8                             5
Capital Spending              0                             5
Consumer Durables             7                             4
Consumer Services             5                             7
Consumer Staples              4                             9
Energy                        6                             7
Financial                     23                            28
Healthcare                    17                            9
Retail                        2                             5
Transportation                7                             2
Utilities                     15                            13

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                                      ICAP

                         Discretionary Equity Portfolio
                            Schedule of Investments

                           June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS  87.87%

            AUTOS, TRUCKS 2.69%
 80,450     General Motors Corp.                                  $  5,375,066
                                                                  ------------

            BANKS 9.19%
 36,500     Bankers Trust Corp.                                      4,236,281
 44,250     Citicorp                                                 6,604,313
 97,950     NationsBank Corp.                                        7,493,175
                                                                  ------------
                                                                    18,333,769
                                                                  ------------

            CHEMICALS 3.54%
 62,484     Du Pont (E.I.) de Nemours & Co.                          4,662,869
 79,897     IMC Global Inc.                                          2,406,897
                                                                  ------------
                                                                     7,069,766
                                                                  ------------

            COMPUTER SYSTEMS 3.48%
 44,050     International Business Machines Corp.                    5,057,491
 57,950     NCR Corp.<F1>                                            1,883,375
                                                                  ------------
                                                                     6,940,866
                                                                  ------------

            DEFENSE 4.59%
 36,700     Northrop Grumman Corp.                                   3,784,687
 93,364     Raytheon Co. - Class A                                   5,380,100
                                                                  ------------
                                                                     9,164,787
                                                                  ------------

            DRUGS, SUPPLIES 11.73%
 39,550     Akzo Nobel N.V. ADR                                      4,385,106
132,288     American Home Products Corp.                             6,845,904
 75,150     Baxter International, Inc.                               4,044,009
141,100     Hoechst AG ADR                                           7,002,088
 30,600     St. Jude Medical, Inc.<F1>                               1,126,463
                                                                  ------------
                                                                    23,403,570
                                                                  ------------

            ELECTRONICS 3.17%
 74,350     Philips Electronics N.V.                                 6,319,750
                                                                  ------------

            ENTERTAINMENT 1.84%
171,200     Host Marriott Corp.<F1>                                  3,049,500
 13,000     Starwood Hotels & Resorts                                  628,063
                                                                  ------------
                                                                     3,677,563
                                                                  ------------

See notes to financial statements.

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                                      ICAP

                         Discretionary Equity Portfolio
                        Schedule of Investments (cont'd.)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
            FINANCIAL - MISCELLANEOUS 2.14%
 85,950     Household International, Inc.                         $  4,276,013
                                                                  ------------

            FOOD, TOBACCO & BEVERAGE 5.39%
151,600     Philip Morris Cos., Inc.                                 5,969,250
116,800     Seagram Co. Ltd.                                         4,781,500
                                                                  ------------
                                                                    10,750,750
                                                                  ------------

            FOREST & PAPER, CONTAINERS 1.09%
 78,900     UPM-Kymmene Corp. ADR                                    2,171,486
                                                                  ------------

            HEALTHCARE - MISCELLANEOUS 2.90%
 66,400     Humana Inc.<F1>                                          2,070,850
118,650     Tenet Healthcare Corp.<F1>                               3,707,812
                                                                  ------------
                                                                     5,778,662
                                                                  ------------

            HOUSEHOLD PRODUCTS 2.03%
 91,200     Fort James Corp.                                         4,058,400
                                                                  ------------

            INSURANCE 2.28%
 66,000     CIGNA Corp.                                              4,554,000
                                                                  ------------

            MEDIA 2.49%
137,550     Dun and Bradstreet Corp.                                 4,968,994
                                                                  ------------

            METALS 1.85%
 66,150     Reynolds Metals Co.                                      3,700,266
                                                                  ------------

            NON-DEFENSE CAPITAL SPENDING 2.72%
 50,100     B.F. Goodrich Company                                    2,486,212
 61,000     Case Corp.                                               2,943,250
                                                                  ------------
                                                                     5,429,462
                                                                  ------------

            OIL 4.03%
 68,900     Elf Aquitaine ADR                                        4,891,900
 88,050     Unocal Corp.                                             3,147,787
                                                                  ------------
                                                                     8,039,687
                                                                  ------------

            OIL SERVICES 1.85%
 54,000     Schlumberger Ltd.                                        3,688,875
                                                                  ------------

See notes to financial statements.

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                                      ICAP

                         Discretionary Equity Portfolio
                        Schedule of Investments (cont'd.)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
            RETAIL 3.53%
 20,800     Circuit City Stores, Inc.                             $    975,000
 36,300     Consolidated Stores Corp.<F1>                            1,315,875
 88,392     Federated Department Stores, Inc.<F1>                    4,756,594
                                                                  ------------
                                                                     7,047,469
                                                                  ------------

            SERVICES - MISCELLANEOUS 2.79%
112,700     USA Waste Services, Inc.<F1>                             5,564,562
                                                                  ------------

            SOFTWARE & SERVICES 1.62%
 97,100     First Data Corp.                                         3,234,644
                                                                  ------------
            TELEPHONE 1.97%
 31,350     AT&T Corp.                                               1,790,869
 46,900     Bell Atlantic Corp.                                      2,139,812
                                                                  ------------
                                                                     3,930,681
                                                                  ------------

            TOYS 1.66%
 84,200     Hasbro, Inc.                                             3,310,112
                                                                  ------------

            TRANSPORTATION 7.30%
 45,350     AMR Corp.<F1>                                            3,775,387
 60,734     Burlington Northern Santa Fe Corp.                       5,963,320
169,900     Canadian Pacific, Ltd.                                   4,820,913
                                                                  ------------
                                                                    14,559,620
                                                                  ------------


            TOTAL COMMON STOCKS
               (cost $149,266,961)                                 175,348,820
                                                                  ------------

            PREFERRED STOCK 4.42%

            MEDIA 4.42%
312,000     News Corp. Ltd. ADR                                      8,814,000
                                                                  ------------

            TOTAL PREFERRED STOCK
               (cost $5,803,407)                                     8,814,000
                                                                  ------------

See notes to financial statements.


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                                      ICAP

                         Discretionary Equity Portfolio
                        Schedule of Investments (cont'd.)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
            SHORT-TERM INVESTMENTS 7.23%

            DISCOUNTED COMMERCIAL PAPER 4.95%
$  700,000  Pitney Bowes Inc., 5.48%, 7/7/98                      $    699,467
 7,800,000  Procter & Gamble Co., 5.45%, 7/7/98                      7,793,160
 1,400,000  Walt Disney Co., 5.44%, 7/13/98                          1,397,514
                                                                  ------------
                                                                     9,890,141
                                                                  ------------

            MONEY MARKET 2.28%
 4,544,871  UMB Bank Money Market Fiduciary                          4,544,871
                                                                  ------------

            TOTAL SHORT-TERM INVESTMENTS
               (cost $14,435,012)                                   14,435,012
                                                                  ------------

            TOTAL INVESTMENTS 99.52%
               (cost $169,505,380)                                 198,597,832

            Cash and Other Assets,
               less Liabilities 0.48%                                  951,722
                                                                  ------------

            NET ASSETS 100.00%                                    $199,549,554
                                                                  ============


See notes to financial statements.
<F1> Non-income producing

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                                      ICAP

                                Equity Portfolio
                            Schedule of Investments

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS  90.09%
            AUTOS, TRUCKS 2.82%
270,850     General Motors Corp.                                  $ 18,096,165
                                                                  ------------

            BANKS 9.30%
121,550     Bankers Trust Corp.                                     14,107,397
144,800     Citicorp                                                21,611,400
311,950     NationsBank Corp.                                       23,864,175
                                                                  ------------
                                                                    59,582,972
                                                                  ------------

            CHEMICALS 3.63%
212,066     Du Pont (E.I.) de Nemours & Co.                         15,825,425
248,092     IMC Global Inc.                                          7,473,772
                                                                  ------------
                                                                    23,299,197
                                                                  ------------

            COMPUTER SYSTEMS 3.71%
155,000     International Business Machines Corp.                   17,795,938
183,200     NCR Corp.<F1>                                            5,954,000
                                                                  ------------
                                                                    23,749,938
                                                                  ------------

            DEFENSE 4.56%
110,550     Northrop Grumman Corp.                                  11,400,469
309,706     Raytheon Co. - Class A                                  17,846,808
                                                                  ------------
                                                                    29,247,277
                                                                  ------------
            DRUGS, SUPPLIES 12.37%
135,900     Akzo Nobel N.V. ADR                                     15,067,913
453,662     American Home Products Corp.                            23,477,008
245,200     Baxter International, Inc.                              13,194,825
476,800     Hoechst AG ADR                                          23,661,200
105,400     St. Jude Medical, Inc.<F1>                               3,880,038
                                                                  ------------
                                                                    79,280,984
                                                                  ------------

            ELECTRONICS 3.30%
248,430     Philips Electronics N.V.                                21,116,550
                                                                  ------------

            ENTERTAINMENT 2.37%
590,150     Host Marriott Corp.<F1>                                 10,512,047
 97,400     Starwood Hotels & Resorts                                4,705,638
                                                                  ------------
                                                                    15,217,685
                                                                  ------------

See notes to financial statements.


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--------------------------------------------------------------------------------
                                      ICAP

                                Equity Portfolio
                        Schedule of Investments (cont'd.)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
            FINANCIAL - MISCELLANEOUS 2.19%
283,000     Household International, Inc.                         $ 14,079,250
                                                                  ------------

            FOOD, TOBACCO & BEVERAGE 5.49%
504,800     Philip Morris Cos., Inc.                                19,876,500
373,200     Seagram Co. Ltd.                                        15,277,875
                                                                  ------------
                                                                    35,154,375
                                                                  ------------
            FOREST & PAPER, CONTAINERS 1.13%
262,400     UPM-Kymmene Corp. ADR                                    7,221,773
                                                                  ------------

            HEALTHCARE - MISCELLANEOUS 2.75%
207,600     Humana Inc.<F1>                                          6,474,525
356,500     Tenet Healthcare Corp.<F1>                              11,140,625
                                                                  ------------
                                                                    17,615,150
                                                                  ------------

            HOUSEHOLD PRODUCTS 2.03%
292,000     Fort James Corp.                                        12,994,000
                                                                  ------------

            INSURANCE 2.25%
208,750     CIGNA Corp.                                             14,403,750
                                                                  ------------

            MEDIA 2.16%
383,600     Dun and Bradstreet Corp.                                13,857,550
                                                                  ------------

            METALS 1.90%
217,500     Reynolds Metals Co.                                     12,166,406
                                                                  ------------

            NON-DEFENSE CAPITAL SPENDING 2.75%
150,100     B.F. Goodrich Company                                    7,448,711
211,350     Case Corp.                                              10,197,638
                                                                  ------------
                                                                    17,646,349
                                                                  ------------

            OIL 4.08%
231,420     Elf Aquitaine ADR                                       16,430,820
271,850     Unocal Corp.                                             9,718,638
                                                                  ------------
                                                                    26,149,458
                                                                  ------------
            OIL SERVICES 1.91%
179,500     Schlumberger Ltd.                                       12,262,094
                                                                  ------------

See notes to financial statements.


--------------------------------------------------------------------------------
                                      LOGO
--------------------------------------------------------------------------------
                                      ICAP

                                Equity Portfolio
                        Schedule of Investments (cont'd.)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
            RETAIL 3.41%
 68,700     Circuit City Stores, Inc.                             $  3,220,312
121,500     Consolidated Stores Corp.<F1>                            4,404,375
264,558     Federated Department Stores, Inc.<F1>                   14,236,527
                                                                  ------------
                                                                    21,861,214
                                                                  ------------

            SERVICES - MISCELLANEOUS 2.86%
371,150     USA Waste Services, Inc.<F1>                            18,325,531
                                                                  ------------

            SOFTWARE & SERVICES 1.74%
334,550     First Data Corp.                                        11,144,697
                                                                  ------------

            TELEPHONE 2.05%
105,300     AT&T Corp.                                               6,015,262
156,400     Bell Atlantic Corp.                                      7,135,750
                                                                  ------------
                                                                    13,151,012
                                                                  ------------
            TOYS 1.41%
229,725     Hasbro, Inc.                                             9,031,064
                                                                  ------------

            TRANSPORTATION 7.92%
150,600     AMR Corp.<F1>                                           12,537,450
197,716     Burlington Northern Santa Fe Corp.                      19,413,240
662,700     Canadian Pacific, Ltd.                                  18,804,113
                                                                  ------------
                                                                    50,754,803
                                                                  ------------

            TOTAL COMMON STOCKS
               (cost $511,757,043)                                 577,409,244
                                                                  ------------

            PREFERRED STOCK 4.76%

            MEDIA 4.76%
1,078,700   News Corp. Ltd. ADR                                     30,473,275
                                                                  ------------

            TOTAL PREFERRED STOCK
               (cost $20,815,866)                                   30,473,275
                                                                  ------------

See notes to financial statements.

--------------------------------------------------------------------------------
                                      LOGO
--------------------------------------------------------------------------------
                                      ICAP
                                Equity Portfolio
                        Schedule of Investments (cont'd.)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 PRINCIPAL
  AMOUNT                                                              VALUE
--------------------------------------------------------------------------------
            SHORT-TERM INVESTMENT 3.55%

            MONEY MARKET 3.55%
$22,729,112 UMB Bank Money Market Fiduciary                       $ 22,729,112
                                                                  ------------

            TOTAL SHORT-TERM INVESTMENT
               (cost $22,729,112)                                   22,729,112
                                                                  ------------

            TOTAL INVESTMENTS 98.40%
               (cost $555,302,021)                                 630,611,631

            Cash and Other Assets,
               less Liabilities 1.60%                               10,247,388
                                                                  ------------

            NET ASSETS 100.00%                                    $640,859,019
                                                                  ============

See notes to financial statements.
<F1> Non-income producing

--------------------------------------------------------------------------------
                                      LOGO
--------------------------------------------------------------------------------
                                      ICAP

                            Select Equity Portfolio
                            Schedule of Investments

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS  87.54%

            AUTOS, TRUCKS 5.96%
  5,600     General Motors Corp.                                      $374,150
                                                                      --------

            BANKS 14.07%
  2,600     Bankers Trust Corp.                                        301,763
  7,600     NationsBank Corp.                                          581,400
                                                                      --------
                                                                       883,163
                                                                      --------

            CHEMICALS 4.56%
  9,500     IMC Global Inc.                                            286,188
                                                                      --------

            COMPUTER SYSTEMS 3.62%
  7,000     NCR Corp.<F1>                                              227,500
                                                                      --------

            DRUGS, SUPPLIES 4.12%
  5,000     American Home Products Corp.                               258,750
                                                                      --------

            ENTERTAINMENT 8.80%
 31,000     Host Marriott Corp.<F1>                                    552,187
                                                                      --------

            FOOD, TOBACCO & BEVERAGE 8.95%
  7,000     Philip Morris Cos., Inc.                                   275,625
  7,000     Seagram Co. Ltd.                                           286,563
                                                                      --------
                                                                       562,188
                                                                      --------

            HEALTHCARE - MISCELLANEOUS 4.58%
  9,200     Tenet Healthcare Corp.<F1>                                 287,500
                                                                      --------

            METALS 4.63%
  5,200     Reynolds Metals Co.                                        290,875
                                                                      --------

            NON-DEFENSE CAPITAL SPENDING 4.30%
  5,600     Case Corp.                                                 270,200
                                                                      --------

            RETAIL 4.29%
  5,000     Federated Department Stores, Inc.<F1>                      269,062
                                                                      --------

See notes to financial statements.

--------------------------------------------------------------------------------
                                      LOGO
--------------------------------------------------------------------------------
                                      ICAP

                            Select Equity Portfolio
                        Schedule of Investments(cont'd.)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
            SERVICES - MISCELLANEOUS 4.40%
  5,600     USA Waste Services, Inc.<F1>                            $  276,500
                                                                    ----------

            TRANSPORTATION 15.26%
  4,800     AMR Corp.<F1>                                              399,600
  2,800     Burlington Northern Santa Fe Corp.                         274,925
 10,000     Canadian Pacific, Ltd.                                     283,750
                                                                    ----------
                                                                       958,275
                                                                    ----------


            TOTAL COMMON STOCKS
               (cost $5,294,471)                                     5,496,538
                                                                    ----------
            PREFERRED STOCK 11.70%

            MEDIA 11.70%
 26,000     News Corp. Ltd. ADR                                        734,500
                                                                    ----------

            TOTAL PREFERRED STOCK
               (cost $554,369)                                         734,500
                                                                    ----------

PRINCIPAL
 AMOUNT
---------
            SHORT-TERM INVESTMENT 5.14%

            MONEY MARKET 5.14%
$322,908    UMB Bank Money Market Fiduciary                            322,908
                                                                    ----------

            TOTAL SHORT-TERM INVESTMENT
               (cost $322,908)                                         322,908
                                                                    ----------

            TOTAL INVESTMENTS 104.38%
               (cost $6,171,748)                                     6,553,946

            Liabilities, less Cash
               and Other Assets (4.38)%                              (274,927)
                                                                    ----------

            NET ASSETS 100.00%                                      $6,279,019
                                                                    ==========
See notes to financial statements.
<F1> Non-income producing


--------------------------------------------------------------------------------
                                      LOGO
--------------------------------------------------------------------------------
                                      ICAP

                          Euro Select Equity Portfolio
                            Schedule of Investments

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
            COMMON STOCKS  97.40%

            FINLAND 3.87%
 39,800     UPM-Kymmene Corp. ADR                                   $1,095,376
                                                                    ----------

            FRANCE 14.80%
 21,250     Axa-UAP ADR                                              1,207,266
 23,900     Elf Aquitaine ADR                                        1,696,900
 30,000     Vivendi ADR                                              1,281,171
                                                                    ----------
                                                                     4,185,337
                                                                    ----------

            GERMANY 19.40%
 14,800     Bayerische Vereinsbank AG ADR                            1,254,489
 50,600     Hoechst AG ADR                                           2,511,025
 29,100     RWE Aktiengesellschaft AG ADR                            1,721,783
                                                                    ----------
                                                                     5,487,297
                                                                    ----------

            ITALY 4.22%
 16,250     Telecom Italia SpA ADR                                   1,194,375
                                                                    ----------

            NETHERLANDS 25.36%
 11,000     Akzo Nobel N.V. ADR                                      1,219,625
  9,800     Gucci Group N.V.                                           519,400
 18,229     ING Groep N.V. ADR                                       1,191,721
 46,250     KLM Royal Dutch Airlines N.V.                            1,893,359
 27,600     Philips Electronics N.V.                                 2,346,000
                                                                    ----------
                                                                     7,170,105
                                                                    ----------

            SWEDEN 1.99%
 21,750     Svenska Cellulosa AB ADR                                   563,181
                                                                    ----------

            SWITZERLAND 9.30%
 13,900     Novartis AG ADR                                          1,156,491
  3,964     UBS AG                                                   1,473,843
                                                                    ----------
                                                                     2,630,334
                                                                    ----------

See notes to financial statements.

--------------------------------------------------------------------------------
                                      LOGO
--------------------------------------------------------------------------------
                                      ICAP

                          Euro Select Equity Portfolio
                        Schedule of Investments(cont'd.)

                           June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
 NUMBER
OF SHARES                                                             VALUE
--------------------------------------------------------------------------------
            UNITED KINGDOM 18.46%
 23,200     Diageo plc ADR                                         $ 1,117,950
 11,550     National Westminster Bank PLC ADR                        1,241,625
274,000     Pilkington plc                                             505,146
 52,500     Tomkins plc ADR                                          1,200,938
 40,600     United News & Media plc ADR                              1,155,196
                                                                   -----------
                                                                     5,220,855
                                                                   -----------

            TOTAL COMMON STOCKS
               (cost $23,976,527)                                   27,546,860
                                                                   -----------

PRINCIPAL
 AMOUNT
---------
            SHORT-TERM INVESTMENT 2.95%

            MONEY MARKET 2.95%
$834,410    UMB Bank Money Market Fiduciary                            834,410
                                                                   -----------

            TOTAL SHORT-TERM INVESTMENT
               (cost $834,410)                                         834,410
                                                                   -----------

            TOTAL INVESTMENTS 100.35%
               (cost $24,810,937)                                   28,381,270

            Liabilities, less Cash
               and Other Assets (0.35)%                               (98,104)
                                                                   -----------

            NET ASSETS 100.00%                                     $28,283,166
                                                                   ===========

See notes to financial statements.

--------------------------------------------------------------------------------
                                      LOGO
--------------------------------------------------------------------------------
                                      ICAP

                          Euro Select Equity Portfolio
                        Schedule of Investments(cont'd.)

                           June 30, 1998 (Unaudited)


   At June 30, 1998, investments were comprised of the following industries:

                                   Industries
                    ---------------------------------------
                    Banks                             18.7%
                    Building                           1.8
                    Drugs, Supplies                   17.7
                    Electric Power                     6.2
                    Electronics                        8.5
                    Food, Tobacco & Beverage           4.1
                    Forest & Paper, Containers         6.0
                    Insurance                          4.4
                    Media                              4.2
                    Non-Defense Capital Spending       4.4
                    Oil                                6.2
                    Retail                             1.9
                    Telephone                          9.0
                    Transportation                     6.9
                                                     ------
                    Total                            100.0%
                                                     ======

See notes to financial statements.

--------------------------------------------------------------------------------
                                     (LOGO)
--------------------------------------------------------------------------------
                                      ICAP

                                ICAP Funds, Inc.
                      Statements of Assets and Liabilities

                           June 30, 1998 (Unaudited)

                          DISCRETIONARY                   SELECT    EURO SELECT
                              EQUITY       EQUITY         EQUITY      EQUITY
                            PORTFOLIO     PORTFOLIO     PORTFOLIO    PORTFOLIO
--------------------------------------------------------------------------------
ASSETS:
Investments, at cost       $169,505,380  $555,302,021 $  6,171,748   $24,810,937
                            ====================================================

Investments, at value      $198,597,832  $630,611,631 $  6,553,946   $28,381,270
Receivable for
  securities sold             1,602,577    13,360,679            -        78,135
Dividends and
  interest receivable           349,045     1,154,713        9,532        76,210
Receivable from Adviser               -             -        9,040             -
Receivable for
  fund shares sold                    -             -            -           202
Tax reclaim receivable           29,097        95,322            -        11,690
Prepaid assets                   17,908        26,576        9,680         9,674
Deferred organization
  costs                          10,922        10,921            -             -
                           ------------  ------------ ------------  ------------
     Total Assets           200,607,381   645,259,842    6,582,198    28,557,181
                           ------------  ------------ ------------  ------------

LIABILITIES:
Dividends payable               801,963     2,223,360        9,182       221,285
Payable for securities
  purchased                     122,055     1,744,868      248,993             -
Accrued investment
  advisory fee                  100,589       365,638            -         9,327
Payable to Adviser -
  expenses                            -             -       15,885        15,885
Accrued expenses                 33,220        66,957       29,119        27,518
                           ------------  ------------ ------------  ------------
     Total Liabilities        1,057,827     4,400,823      303,179       274,015
                           ------------  ------------ ------------  ------------

NET ASSETS                 $199,549,554  $640,859,019 $  6,279,019   $28,283,166
                           ============  ============ ============   ===========

NET ASSETS CONSIST OF:
Capital stock              $     57,592  $    158,630 $      2,691   $    11,044
Paid-in-capital in
  excess of par             156,720,093   537,932,318    5,735,721    22,893,827
Undistributed net
  investment income               4,092         4,019        6,661         6,724
Undistributed net realized
  gain on investments        13,675,325    27,454,442      151,748     1,801,238
Net unrealized appreciation
  on investments             29,092,452    75,309,610      382,198     3,570,333
                           ------------  ------------ ------------  ------------

NET ASSETS                 $199,549,554  $640,859,019 $  6,279,019   $28,283,166
                           ============  ============ ============   ===========

CAPITAL STOCK,
$0.01 PAR VALUE
Authorized                  100,000,000   100,000,000  100,000,000   100,000,000
Issued and outstanding        5,759,199    15,863,015      269,081     1,104,441

NET ASSET VALUE,
REDEMPTION PRICE
AND OFFERING PRICE PER SHARE     $34.65        $40.40       $23.34        $25.61
                                 ======        ======       ======        ======

See notes to financial statements.



--------------------------------------------------------------------------------
                                     (LOGO)
--------------------------------------------------------------------------------
                                      ICAP

                                ICAP Funds, Inc.
                            Statements of Operations

               For the Six Months Ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
                          DISCRETIONARY                   SELECT    EURO SELECT
                              EQUITY         EQUITY       EQUITY      EQUITY
                            PORTFOLIO      PORTFOLIO    PORTFOLIO    PORTFOLIO
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividends<F1>               $ 2,094,487   $ 6,152,715  $    27,274   $   429,351
Interest                        419,580       405,343        2,881        35,465
Earnings credits                 11,689        24,870          120           512
                            -----------   -----------  -----------   -----------
                              2,525,756     6,582,928       30,275       465,328
                            -----------   -----------  -----------   -----------

EXPENSES:
Investment advisory fees        753,447     2,129,519       17,143       108,957
Fund administration and
  accounting fees                90,481       148,042       27,273        27,273
Federal and state
  registration fees              16,807        38,208       18,416        18,421
Shareholder servicing            12,190        16,673       11,461        11,451
Custody fees                     11,657        23,792        2,352         2,963
Legal fees                        9,962         9,957       11,780        11,956
Directors' fees and expenses      7,832         7,853        7,145         7,145
Audit fees                        7,175         7,182        3,224         3,224
Amortization of
  organization costs              3,598         3,598            -             -
Reports to shareholders           3,527         3,540        3,624         3,636
Other                             2,201         2,855          960         1,211
                            -----------   -----------  -----------   -----------

Total expenses before waivers
  and reimbursements            918,877     2,391,219      103,378       196,237
Waivers and reimbursements
  of expenses by Adviser      (165,430)     (261,700)     (86,235)      (87,280)
                            -----------   -----------  -----------   -----------

Net expenses                    753,447     2,129,519       17,143       108,957
                            -----------   -----------  -----------   -----------

NET INVESTMENT INCOME         1,772,309     4,453,409       13,132       356,371
                            -----------   -----------  -----------   -----------

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on
  investments                14,236,426    27,862,430      151,748     2,726,996
Change in net unrealized
  appreciation
  on investments             10,344,287    41,499,101      382,198     3,570,333
                            -----------   -----------  -----------   -----------

Net gain on investments      24,580,713    69,361,531      533,946     6,297,329
                            -----------   -----------  -----------   -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS   $26,353,022   $73,814,940  $   547,078   $ 6,653,700
                            ===========   ===========  ===========   ===========


<F1> Net of $68,422, $219,545, $517 and $78,533 in foreign withholding taxes, respectively.

See notes to financial statements.



--------------------------------------------------------------------------------
                                     (LOGO)
--------------------------------------------------------------------------------
                                      ICAP

                         Discretionary Equity Portfolio
                      Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        JUNE 30, 1998               YEAR ENDED
                                         (UNAUDITED)               DEC. 31, 1997
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                    $  1,772,309               $  1,982,461
Net realized gain on investments           14,236,426                 29,520,220
Change in net unrealized appreciation
  on investments                           10,344,287                  3,099,781
                                         ------------               ------------
Net increase in net assets resulting
  from operations                          26,353,022                 34,602,462
                                         ------------               ------------

DISTRIBUTIONS PAID FROM:
Net investment income                     (1,771,473)                (2,016,514)
                                         ------------               ------------
In excess of book net investment
  income                                            -                    (6,886)
Net realized gain on investments                    -               (29,508,774)
                                         ------------               ------------
Net decrease in net assets resulting
  from distributions paid                 (1,771,473)               (31,532,174)
                                         ------------               ------------
CAPITAL SHARE TRANSACTIONS:
Shares sold                                25,571,715                 27,202,442
Shares issued to holders in
  reinvestment of distributions               860,124                 30,736,909
Shares redeemed                           (8,600,510)               (14,152,790)
                                         ------------               ------------
Net increase in net assets resulting
  from capital share transactions          17,831,329                 43,786,561
                                         ------------               ------------
TOTAL INCREASE IN NET ASSETS               42,412,878                 46,856,849

NET ASSETS:
Beginning of period                       157,136,676                110,279,827
                                         ------------               ------------
End of period                            $199,549,554               $157,136,676
                                         ============               ============

See notes to financial statements.



--------------------------------------------------------------------------------
                                     (LOGO)
--------------------------------------------------------------------------------
                                      ICAP

                                Equity Portfolio
                      Statements of Changes in Net Assets

--------------------------------------------------------------------------------
                                      SIX MONTHS ENDED
                                        JUNE 30, 1998               YEAR ENDED
                                         (UNAUDITED)               DEC. 31, 1997
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                    $  4,453,409               $  2,824,874
Net realized gain on investments           27,862,430                 42,465,810
Change in net unrealized appreciation
  on investments                           41,499,101                 14,971,397
                                         ------------               ------------
Net increase in net assets resulting
  from operations                          73,814,940                 60,262,081
                                         ------------               ------------

DISTRIBUTIONS PAID FROM:
Net investment income                     (4,455,777)                (2,861,245)
In excess of book net investment
  income                                            -                    (3,755)
Net realized gain on investments                    -               (42,465,810)
In excess of book net realized gain
  on investments                                    -                   (68,649)
                                         ------------               ------------
Net decrease in net assets resulting
  from distributions paid                 (4,455,777)               (45,399,459)
                                         ------------               ------------

CAPITAL SHARE TRANSACTIONS:
Shares sold                               234,768,742                191,752,572
Shares issued to holders in
  reinvestment of distributions             2,162,225                 44,264,988
Shares redeemed                          (36,833,089)               (28,602,814)
                                         ------------               ------------

Net increase in net assets resulting
  from capital share transactions         200,097,878                207,414,746
                                         ------------               ------------

TOTAL INCREASE IN NET ASSETS              269,457,041                222,277,368

NET ASSETS:
Beginning of period                       371,401,978                149,124,610
                                         ------------               ------------
End of period                            $640,859,019               $371,401,978
                                         ============               ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                     (LOGO)
--------------------------------------------------------------------------------
                                      ICAP

                            Select Equity Portfolio
                       Statement of Changes in Net Assets
                                  (Unaudited)

--------------------------------------------------------------------------------
                                                                    SIX MONTHS
                                                                      ENDED
                                                                  JUNE 30, 1998
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                             $   13,132
Net realized gain on investments                                     151,748
Change in net unrealized appreciation
  on investments                                                     382,198
                                                                  ----------
Net increase in net assets resulting
  from operations                                                    547,078
                                                                  ----------

DISTRIBUTIONS PAID FROM:
Net investment income                                               (13,033)
                                                                  ----------
Net decrease in net assets resulting from
  distributions paid                                                (13,033)
                                                                  ----------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                                        5,781,061
Shares issued to holders in
  reinvestment of distributions                                        3,852
Shares redeemed                                                     (39,939)
                                                                  ----------
Net increase in net assets resulting from
  capital share transactions                                       5,744,974
                                                                  ----------

TOTAL INCREASE IN NET ASSETS                                       6,279,019
                                                                  ----------

NET ASSETS:
Beginning of period                                                        -
                                                                  ----------
End of period                                                     $6,279,019
                                                                  ==========


See notes to financial statements.



--------------------------------------------------------------------------------
                                     (LOGO)
--------------------------------------------------------------------------------
                                      ICAP

                          Euro Select Equity Portfolio
                       Statement of Changes in Net Assets
                                  (Unaudited)

--------------------------------------------------------------------------------
                                                                    SIX MONTHS
                                                                      ENDED
                                                                  JUNE 30, 1998
--------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                             $   356,371
Net realized gain on investments                                    2,726,996
Change in net unrealized appreciation
  on investments                                                    3,570,333
                                                                  -----------
Net increase in net assets resulting
  from operations                                                   6,653,700
                                                                  -----------

DISTRIBUTIONS PAID FROM:
Net investment income                                               (356,368)
Net realized gain on investments                                    (925,758)
                                                                  -----------
Net decrease in net assets resulting from
  distributions paid                                              (1,282,126)
                                                                  -----------

CAPITAL SHARE TRANSACTIONS:
Shares sold                                                        31,953,879
Shares issued to holders in
  reinvestment of distributions                                     1,060,842
Shares redeemed                                                  (10,103,129)
                                                                  -----------

Net increase in net assets resulting from
  capital share transactions                                       22,911,592
                                                                  -----------

TOTAL INCREASE IN NET ASSETS                                       28,283,166
NET ASSETS:
Beginning of period                                                         -
                                                                  -----------
End of period                                                     $28,283,166
                                                                  ===========

See notes to financial statements.


--------------------------------------------------------------------------------
                                     (LOGO)
--------------------------------------------------------------------------------
                                      ICAP

                         Discretionary Equity Portfolio
                              Financial Highlights

--------------------------------------------------------------------------------
                                      SIX
                                     MONTHS       YEAR        YEAR        YEAR
                                     ENDED        ENDED      ENDED       ENDED
(For a share outstanding         JUNE 30, 1998  DEC. 31,    DEC. 31,    DEC. 31,
throughout the period)            (UNAUDITED)      1997       1996      1995<F1>
--------------------------------------------------------------------------------

Net asset value, beginning
  of period                         $30.34       $29.55      $25.42       $20.00

Income from investment operations:
  Net investment income               0.31         0.48        0.36         0.31
  Net realized and unrealized
     gain on investments              4.31         7.80        6.09         6.70
                                   -------      -------     -------      -------
     Total income from investment
       operations                     4.62         8.28        6.45         7.01
                                   -------      -------     -------      -------

Less distributions:
  From net investment income        (0.31)       (0.48)      (0.36)       (0.31)
  In excess of book net
     investment income                   -       (0.01)           -            -
  From net realized gain
     on investments                      -       (7.00)      (1.80)       (1.27)
  In excess of book net
     realized gain on investments        -            -      (0.16)       (0.01)
                                   -------      -------     -------      -------
     Total distributions            (0.31)       (7.49)      (2.32)       (1.59)
                                   -------      -------     -------      -------

Net asset value, end of period      $34.65       $30.34      $29.55       $25.42
                                   =======      =======     =======      =======

Total return<F2>                    15.23%       28.60%      25.55%       35.21%

Supplemental data and ratios:
  Net assets, end of period
     (in thousands)               $199,550     $157,137    $110,280      $37,362
  Ratio of expenses to average
     net assets<F3><F4>              0.80%        0.80%       0.80%        0.80%
  Ratio of net investment income
     to average net assets<F3><F4>   1.88%        1.37%       1.35%        1.71%
  Portfolio turnover rate<F2>          62%         131%        138%         102%


<F1> Commencement of operations after the close of business on December 31,
     1994.
<F2> Not annualized for the six months ended June 30, 1998.
<F3> Net of waivers by the Adviser. Without waivers of expenses, the ratio of expenses to average net assets would have been 0.98%, 1.02%, 1.11% and 1.56%, and the ratio of net investment income to average net assets would have been 1.70%, 1.15%, 1.04% and 0.95%, respectively.
<F4> Annualized.

See notes to financial statements.


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                                      ICAP

                                Equity Portfolio
                              Financial Highlights

--------------------------------------------------------------------------------
                                      SIX
                                     MONTHS       YEAR        YEAR        YEAR
                                     ENDED        ENDED      ENDED       ENDED
(For a share outstanding         JUNE 30, 1998  DEC. 31,    DEC. 31,    DEC. 31,
throughout the period)            (UNAUDITED)      1997       1996      1995<F1>
--------------------------------------------------------------------------------

Net asset value, beginning
  of period                         $35.12       $31.16      $26.03       $20.00

Income from investment operations:
  Net investment income               0.31         0.37        0.31         0.28
  Net realized and unrealized
     gain on investments              5.28         8.57        6.49         7.45
                                   -------      -------     -------      -------
     Total income from investment
       operations                     5.59         8.94        6.80         7.73
                                   -------      -------     -------      -------

Less distributions:
  From net investment income        (0.31)       (0.37)      (0.30)       (0.28)
  In excess of book net
     investment income                   -       (0.01)           -            -
  From net realized gain
     on investments                      -       (4.59)      (1.30)       (1.41)
  In excess of book net realized
     gain on investments                 -       (0.01)      (0.07)       (0.01)
                                   -------      -------     -------      -------
     Total distributions            (0.31)       (4.98)      (1.67)       (1.70)
                                   -------      -------     -------      -------

Net asset value, end of period      $40.40       $35.12      $31.16       $26.03
                                   =======      =======     =======      =======

Total return<F2>                    15.92%       29.08%      26.26%       38.85%

Supplemental data and ratios:
  Net assets, end of period
     (in thousands)               $640,859     $371,402    $149,125      $46,788
  Ratio of expenses to average
     net assets<F3><F4>              0.80%        0.80%       0.80%        0.80%
  Ratio of net investment income
     to average net assets<F3><F4>   1.67%        1.06%       1.15%        1.49%
  Portfolio turnover rate<F2>          67%         121%        125%         105%


<F1> Commencement of operations after the close of business on December 31,
     1994.
<F2> Not annualized for the six months ended June 30, 1998.
<F3> Net of waivers by the Adviser. Without waivers of expenses, the ratio of expenses to average net assets would have been 0.90%, 0.97%, 1.12% and 1.44%, and the ratio of net investment income to average net assets would have been 1.57%, 0.89%, 0.83% and 0.85%, respectively.
<F4> Annualized.

See notes to financial statements.



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                                      ICAP

                            Select Equity Portfolio
                              Financial Highlights
                                  (Unaudited)

--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
(For a share outstanding throughout the period)               JUNE 30, 1998<F1>
--------------------------------------------------------------------------------

Net asset value, beginning of period                               $20.00

Income from investment operations:
  Net investment income                                              0.06
  Net realized and unrealized gain on
     investments                                                     3.34
                                                                  -------
     Total income from investment
        operations                                                   3.40
                                                                  -------

Less distributions:
  From net investment income                                       (0.06)
                                                                  -------
     Total distributions                                           (0.06)
                                                                  -------

Net asset value, end of period                                     $23.34
                                                                  =======

Total return<F2>                                                   16.98%

Supplemental data and ratios:
  Net assets, end of period
     (in thousands)                                                $6,279
  Ratio of expenses to average
     net assets<F3><F4>                                             0.80%
  Ratio of net investment income to
     average net assets<F3><F4>                                     0.61%
  Portfolio turnover rate<F2>                                        101%


<F1> Commencement of operations after the close of business on December 31,
     1997.
<F2> Not annualized for the six months ended June 30, 1998.
<F3> Net of waivers and reimbursements by the Adviser. Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 4.82%, and the ratio of net investment income to average net assets would have been (3.41)%.
<F4> Annualized.
See notes to financial statements.


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                                      ICAP

                          Euro Select Equity Portfolio
                              Financial Highlights
                                  (Unaudited)

--------------------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
(For a share outstanding throughout the period)               JUNE 30, 1998<F1>
--------------------------------------------------------------------------------

Net asset value, beginning of period                               $20.00

Income from investment operations:
  Net investment income                                              0.31
  Net realized and unrealized gain on
     investments                                                     6.33
                                                                  -------

     Total income from investment
        operations                                                   6.64
                                                                  -------

Less distributions:
  From net investment income                                       (0.31)
  From net realized gain on investments                            (0.72)
                                                                  -------
     Total distributions                                           (1.03)
                                                                  -------

Net asset value, end of period                                     $25.61
                                                                  =======

Total return<F2>                                                   33.68%

Supplemental data and ratios:
  Net assets, end of period
     (in thousands)                                               $28,283
  Ratio of expenses to average
     net assets<F3><F4>                                             1.00%
  Ratio of net investment income to
     average net assets<F3><F4>                                     3.28%
  Portfolio turnover rate<F2>                                        125%


<F1> Commencement of operations after the close of business on December 31,
     1997.
<F2> Not annualized for the six months ended June 30, 1998.
<F3> Net of waivers and reimbursements by the Adviser. Without waivers and reimbursements of expenses, the ratio of expenses to average net assets would have been 1.81%, and the ratio of net investment income to average net assets would have been 2.47%.
<F4> Annualized.

See notes to financial statements.


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                                      ICAP

                         Notes to Financial Statements

                           June 30, 1998 (Unaudited)

                                1. Organization

ICAP Funds, Inc. ("ICAP") was incorporated on November 1, 1994 under the laws of the State of Maryland and is registered as an open-end management investment company under the Investment Company Act of 1940. ICAP is comprised of four portfolios, the first two of which are diversified portfolios and the last two of which are non-diversified portfolios; the Discretionary Equity Portfolio, the Equity Portfolio, the Select Equity Portfolio and the Euro Select Equity Portfolio (the "Portfolios"). Institutional Capital Corporation is the investment adviser (the "Adviser") to the Portfolios. The Discretionary Equity and Equity Portfolios commenced operations after the close of business on December 31, 1994 and the Select Equity and Euro Select Equity Portfolios commenced operations after the close of business on December 31, 1997.

                       2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by ICAP in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Common stocks and other equity-type securities are valued at the last sales price on a recognized U.S. or foreign securities exchange or Nasdaq on which such securities are primarily traded; however, securities traded on a recognized U.S. or foreign securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on an exchange or Nasdaq are valued at the most recent bid prices. Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to the existence of sale or bid prices when such values are believed to more accurately reflect the fair value of such securities; otherwise, actual sale or bid prices are used. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method when the Board of Directors determines that the fair value of such securities is their amortized cost. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is recognized daily.

b) Foreign Currency Translations - Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses.

c) Federal Income and Excise Taxes - It is each Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Portfolio. Therefore, no federal income or excise tax provision is required.

d) Distributions to Shareholders - Dividends from net investment income are declared and paid quarterly. Dividends differ from book net investment income due to the nondeductible tax treatment of items such as organization costs. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at June 30, 1998, reclassifications were recorded from undistributed net investment income to reduce paid-in-capital by $2,015, $2,015, $6,562 and $6,721 for the Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios, respectively.

e) Short-Term Investments - The Portfolios maintain uninvested cash in a bank overnight investment vehicle at their custodian. This may present credit risk to the extent the custodian fails to perform in accordance with the custody agreement. The creditworthiness of the custodian is monitored and this investment is considered to present minimal credit risk by the Portfolios' Adviser.

f) Other - Investment transactions are accounted for on the trade date plus one. The Portfolios determine the gain or loss realized from the investment transactions by comparing the identified original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                          3. Capital Share Transactions
Transactions in shares of the Portfolios were as follows:

                                Discretionary                                           Select     Euro Select
                                    Equity                       Equity                 Equity        Equity
                                   Portfolio                   Portfolio              Portfolio     Portfolio
                         --------------------------    --------------------------    ------------  ------------
                          Six Months        Year       Six Months        Year         Six Months    Six Months
                            Ended          Ended          Ended          Ended          Ended         Ended
                           June 30,       Dec. 31,      June 30,       Dec. 31,        June 30,      June 30,
                             1998           1997          1998           1997            1998          1998
                         ------------   ------------  ------------   ------------    ------------  ------------

Shares sold                 809,041        840,715      6,184,602      5,274,966        270,619      1,479,280
Shares issued to
  holders in
  reinvestment of
  distributions              25,569      1,026,668         55,173      1,282,704            169         46,124
Shares redeemed           (254,569)      (419,974)      (951,353)      (768,627)        (1,707)      (420,963)
                         ----------     ----------     ----------     ----------     ----------     ----------
Net increase                580,041      1,447,409      5,288,422      5,789,043        269,081      1,104,441
                         ==========     ==========     ==========     ==========     ==========     ==========


                           4. Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments and U.S. government obligations, for the Portfolios for the period ended June 30, 1998, are summarized below:

                  Discretionary                     Select      Euro Select
                      Equity        Equity          Equity         Equity
                    Portfolio     Portfolio       Portfolio      Portfolio
                  ------------- -------------    ------------  -------------

  Purchases       $122,141,857   $516,128,346     $9,673,129    $45,379,346
  Sales           $108,365,618   $342,772,593     $3,976,037    $24,129,815


There were no purchases or sales of U.S. government obligations. At June 30, 1998, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes of $170,180,442, $559,225,601, $6,176,080 and $24,834,417 for the Discretionary Equity, Equity, Select Equity and Euro Select Equity Portfolios, respectively, were as follows:

                  Discretionary                     Select     Euro Select
                      Equity        Equity          Equity        Equity
                    Portfolio     Portfolio       Portfolio     Portfolio
                   -----------   -----------     -----------   ------------
Unrealized
  appreciation     $32,253,112    $86,798,239       $551,873     $3,751,558
Unrealized
  depreciation     (3,835,722)   (15,412,209)      (174,007)      (204,705)
                   -----------    -----------    -----------   ------------
Net unrealized
  appreciation
  on investments   $28,417,390    $71,386,030       $377,866     $3,546,853
                  ============    ===========    ===========    ===========



                        5. Investment Advisory Agreement

The Portfolios have an agreement with the Adviser, with whom certain officers and directors of ICAP are affiliated, to furnish investment advisory services to the Portfolios. Under the terms of this agreement, the Discretionary Equity, Equity and Select Equity Portfolios will pay the Adviser a monthly fee at the annual rate of 0.80% of average net assets and the Euro Select Equity Portfolio will pay the Adviser a monthly fee at the annual rate of 1.00% of average net assets. If the aggregate annual operating expenses (excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 0.80% for the Discretionary Equity, Equity and Select Equity Portfolios and 1.00% for the Euro Select Equity Portfolio, the Adviser has agreed to voluntarily reimburse the Portfolios for the amount of such excess.


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                                      ICAP

Directors

Pamela H. Conroy
Senior Vice President, Secretary and Director,
Institutional Capital Corporation

Dr. James A. Gentry
Professor of Finance, University of Illinois

Joseph A. Hays
Retired Vice President/Corporate Relations,
Tribune Company

Robert H. Lyon
President, Chief Investment Officer and Director,
Institutional Capital Corporation

Gary S. Maurer
Executive Vice President and Director,
Institutional Capital Corporation

Harold W. Nations
Partner, Holleb & Coff

Donald D. Niemann
Executive Vice President and Director,
Institutional Capital Corporation

Barbara C. Schanmier
Senior Vice President and Director,
Institutional Capital Corporation


Officers

Robert H. Lyon
President

Pamela H. Conroy
Vice President and Treasurer

Donald D. Niemann
Vice President and Secretary
Investment Adviser


Investment Adviser

Institutional Capital Corporation
225 West Wacker Drive, Suite 2400
Chicago, Illinois 60606-1229


Custodian

UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64141-6226


Dividend-Disbursing and Transfer Agent

Sunstone Investor Services, LLC
P.O. Box 2160
Milwaukee, Wisconsin 53201-2160


Administrator and
Fund Accountant

Sunstone Financial Group, Inc.
207 East Buffalo Street, Suite 400
Milwaukee, Wisconsin 53202-5712


Auditors

PricewaterhouseCoopers LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-9905


Legal Counsel

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202-3590

    This financial statement is submitted for the general information of the shareholders of the ICAP Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.


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                                      ICAP

                             Family of Mutual Funds

   ICAP Funds, Inc.     225 West Wacker Drive     Suite 2400     Chicago, IL
                                   60606-1229
IC-410-0798